Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Provisions Analysed as Current and Non-Current

	Commercial litigation and disputes $m	Self insurance reserves $m	Dilapidations and other $m	Total $m

At 31 December 2022 a	33	18	13	64

Provided	6	7	3	16

Utilised	(32)	(11)	(2)	(45)

Exchange and other adjustments	–	–	1	1

At 31 December 2023	7	14	15	36

Analysed as:

Current	–	5	5	10

Non-current	7	9	10	26

	7	14	15	36

a	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes). Amounts reclassified as insurance liabilities are shown in note 21.